Compensation program based on shares - Changes in Stock Options (Details) - BRL BRL / shares in Units, BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Increase (decrease) in capital reserve	BRL 3,090	BRL (4,124)	BRL 11,554
Stock Options
Average exercise price per share option
At the beginning of the year	BRL 30.64	BRL 28.24
Granted		52.69
Exercised	23.10
Canceled	23.73
At the end of the year	BRL 30.09	BRL 30.64	BRL 28.24
Options
At the beginning of the year	892,132	687,840
Granted		204,292
Exercised	(141,110)
Canceled	(16,830)
At the end of the year	734,192	892,132	687,840
Increase (decrease) in capital reserve	BRL 3,090	BRL (4,124)	BRL 11,554